Interest and Finance Costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest and Finance Costs [Abstract]
Interest incurred on long-term debt	$ 317,445	$ 251,596	$ 205,070
Amortization and write-off of financing fees	50,551	46,006	17,565
Amortization of convertible notes discount	45,261	43,769	38,855
Amortization of share lending agreement-note issuance costs	2,733	2,974	2,983
Commisions, commitment fees and other financial expenses	34,256	57,498	4,622
Capitalized interest	(39,225)	(69,714)	(58,967)
Total	$ 411,021	$ 332,129	$ 210,128